Condensed Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]
Net sales	$ 302	$ 284	$ 917	$ 711	$ 972	$ 144 [1]	$ 1,123	[1]	$ 951	[1]
Cost of sales	247	233	750	598	810	111	906		757
Gross profit	55	51	167	113	162	33	217		194
Selling, general and administrative expense	17	12	46	32	52	66	49		52
Research and development expense	3	3	9	7	9	1	12		13
Other operating (income) expense		(2)	39	41	49	1	16		2
Operating income (loss)	35	38	73	33	52	(35)	140		127
Interest expense, net	18	20	66	50	70	8	75		74
Loss on early extinguishment of debt			12
Other non-operating (income) expense, net	4	2	2	8	11	2	1		(2)
Income (loss) before income taxes and equity in earnings	13	16	(7)	(25)	(29)	(45)	64		55
Income tax expense (benefit)	8	8	(8)	2	(3)	9	32		33
Income (loss) before results from equity in earnings	5	8	1	(27)	(26)	(54)	32		22
Equity in income (losses) of unconsolidated entities	1.00	(1.00)		(2.00)	(2.00)		(2.00)
Net income (loss) for the period	$ 6	$ 7	$ 1	$ (29)	$ (28)	$ (54)	$ 30		$ 22
Net income (loss) per common share:
Basic	$ 0.09	$ 0.14	$ 0.02	$ (0.59)	$ (0.57)	$ (0.05)	$ 0.03		$ 0.02
Diluted	$ 0.09	$ 0.14	$ 0.02	$ (0.59)	$ (0.57)	$ (0.05)	$ 0.03		$ 0.02
Weighted average number of common shares outstanding
Basic	66,398,804	49,009,139	59,549,283	49,009,139		1,000,000,000
Diluted	66,857,732	49,009,139	59,750,833	49,009,139		1,000,000,000
Number of common shares					49,020,506	1,000,000,000	1,000,000,000		1,000,000,000

[1]	No intersegment sales exist because the majority of the product is transferred at cost and is not sold between segments with a profit.